Risk Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Risk Management
4	RISK MANAGEMENT
Risk management is carried out by the Company’s Risk Management Committee under policies approved by the Company’s Board of Directors.
The Group issues contracts that transfer insurance risk or financial risk or both. This section summarises these risks and the way the Group manages them.

4.1	Insurance risk

4.1.1	Types of insurance risks
The risk under any one insurance contract is the possibility that an insured event occurs and the uncertainty about the amount of the resulting claim. By the very nature of an insurance contract, this risk is random and therefore unpredictable. For a portfolio of insurance contracts where the theory of probability is applied to the pricing and provisioning, the principal risk that the Group faces under its insurance contracts is that the actual claims and benefit payments are less favourable than the underlying assumptions used in establishing the insurance liabilities. This occurs when the frequency or severity of claims and benefits exceeds the estimates. Insurance events are random, and the actual number of claims and the amount of benefits paid will vary each year from estimates established using statistical techniques.
Experience shows that the larger the portfolio of similar insurance contracts, the smaller the relative variability of the expected outcome will be. In addition, a more diversified portfolio is less likely to be affected across the board by a change in any subset of the portfolio. The Group has developed its insurance underwriting strategy to diversify the types of insurance risks accepted and within each of these categories to achieve a sufficiently large population to reduce the variability of the expected outcome. The Group manages insurance risk through underwriting strategies, reinsurance arrangements and claims handling.
The Group manages insurance risks through two types of reinsurance agreements, ceding on a quota share basis or a surplus basis, to cover insurance liability risk. Reinsurance contracts cover almost all products, which contain risk liabilities. The products reinsured include: life insurance, accident and health insurance or death, disability, accident, illness and assistance in terms of product category or function, respectively. These reinsurance agreements spread insured risk to a certain extent and reduce the effect of potential losses to the Group. However, the Group’s direct insurance liabilities to the policyholder are not eliminated because of the credit risk associated with the failure of reinsurance companies to fulfil their responsibilities.

4.1.2	Concentration of insurance risks
All insurance operations of the Group are located in the PRC. There are no significant differences among the regions where the Group underwrites insurance contracts.

The table below presents the Group’s major products of long-term insurance contracts:

Product name	For the year ended 31 December
	2019		2018
	RMB million	%	RMB million	%
Premiums of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	37,024	7.44%	38,397	7.99%
Xin Xiang Jin Sheng Annuity (Type A) (b)	36,345	7.30%	257	0.05%
Xin Ru Yi Annuity (c)	21,276	4.28%	21,960	4.57%
Kang Ning Whole Life (d)	19,701	3.96%	20,667	4.30%
Hong Ying Participating Endowment (e)	558	0.11%	1,448	0.30%
Others (f)	382,666	76.91%	397,767	82.79%

Total	497,570	100.00%	480,496	100.00%

Insurance benefits of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	1,799	2.25%	1,847	1.37%
Xin Xiang Jin Sheng Annuity (Type A) (b)	12	0.01%	—	—
Xin Ru Yi Annuity (c)	3,512	4.38%	3,526	2.62%
Kang Ning Whole Life (d)	5,119	6.39%	4,663	3.47%
Hong Ying Participating Endowment (e)	7,906	9.87%	28,741	21.38%
Others (f)	61,776	77.10%	95,621	71.16%

Total	80,124	100.00%	134,398	100.00%

	As at 31 December 2019		As at 31 December 2018
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
Xin Fu Ying Jia Annuity (a)	86,876	3.45%	52,440	2.39%
Xin Xiang Jin Sheng Annuity (Type A) (b)	27,554	1.09%	193	0.01%
Xin Ru Yi Annuity (c)	90,379	3.58%	71,571	3.27%
Kang Ning Whole Life (d)	309,519	12.28%	289,230	13.21%
Hong Ying Participating Endowment (e)	35,403	1.40%	42,969	1.96%
Others (f)	1,971,600	78.20%	1,733,391	79.16%

Total	2,521,331	100.00%	2,189,794	100.00%

(a)
Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between
28-day-old
and
70-year-old.
From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, and the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of
88-year-old,
annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days. Death benefit and accidental death benefit are paid only once.

(b)
Xin Xiang Jin Sheng Annuity (Type A) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 15 years. This product is applicable to healthy policyholders between
28-day-old
and
65-year-old.
To the first effective date after the fifth policy years and the first effective date after the sixth policy years, if the policyholders live, the special survival payment shall be paid at 50% of the annual premium according to the basic sum insured if the payment period is 3 years; and the survival payment shall be paid at 100% of the annual premium according to the basic sum insured if the payment period is 5 years. From the first effective date to the seventh policy years after the expiration date, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 24% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 32% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).

(c)
Xin Ru Yi Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Ru Yi Annuity to the corresponding date when policyholders reach the age of 80. This product is applicable to healthy policyholders between
28-day-old
and
70-year-old.
From the effective date to the contractual date starting to claim of Xin Ru Yi Annuity, the annuity payment of the first policy year is paid at 10% of the first premium of the product, and the following annuity payments are paid at the basic sum insured by Xin Ru Yi Annuity. From the first corresponding date after the contractual date starting to claim of annuity to the corresponding date when the policyholders reach the age of
80-year-old,
the annuity payment of the first policy year is paid at 110% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; the following annuity payments increase by 10% of the basic sum on the basis of the previous payment. The maturity insurance premium is paid at the premium paid (without interest). The death benefit is paid at the larger value of the insurance premium (without interest) and the cash value of the contract at the time of the death of the insured.

(d)
Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under
70-year-old.
The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(e)
Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between
30-day-old
and
70-year-old.
Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

4.1.3	Sensitivity analysis
Sensitivity analysis of long-term insurance contracts
Liabilities for long-term insurance contracts and liabilities unbundled from universal life insurance contracts and unit-linked insurance contracts with insurance risk are calculated based on the assumptions on mortality rates, morbidity rates, lapse rates and discount rates. Changes in insurance contract reserve assumptions reflect the Company’s actual operating results and changes in its expectation of future events. The Company considers the potential impact of future risk factors on its operating results and incorporates such potential impact in the determination of assumptions.
Holding all other variables constant, if mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%, pre-tax
profit for the year would have been RMB28,045 million or RMB29,286 million (as at 31 December 2018: RMB23,322 million or RMB24,177 million) lower or higher, respectively.
Holding all other variables constant, if lapse rates were to increase or decrease from the current best estimate by 10%, pre-tax
profit for the year would have been RMB1,336 million or RMB1,253 million (as at 31 December 2018: RMB1,672 million or RMB1,535 million) lower or higher, respectively.
Holding all other variables constant, if the discount rates were 50 basis points higher or lower than the current best estimate, pre-tax
profit for the year would have been RMB96,131 million or RMB108,946 million (as at 31 December 2018: RMB83,634 million or RMB95,212 million) higher or lower, respectively.

Sensitivity analysis of short-term insurance contracts
The assumptions of reserves for claims and claim adjustment expenses may be affected by other variables such as claims payment of short-term insurance contracts, which may result in the synchronous changes to reserves for claims and claim adjustment expenses.
Holding all other variables constant, if claim ratios are 100 basis points higher or lower than the current assumption, pre-tax
profit is expected to be RMB670 million (as at 31 December 2018: RMB551 million) lower or higher, respectively.
The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

	Short-term insurance contracts (accident year)
Estimated claims expenses	2015	2016	2017	2018	2019	Total
Year end	20,497	27,120	33,926	40,601	49,727
1 year later	21,427	27,303	34,845	42,785
2 years later	21,422	26,851	34,328
3 years later	21,422	26,851
4 years later	21,422

Estimated accumulated claims expenses	21,422	26,851	34,328	42,785	49,727	175,113
Accumulated claims expenses paid	(21,422)	(26,851)	(34,328)	(40,864)	(33,244)	(156,709)

Unpaid claims expenses	—	—	—	1,921	16,483	18,404

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

	Short-term insurance contracts (accident year)
Estimated claims expenses	2015	2016	2017	2018	2019	Total
Year end	20,359	26,897	33,700	40,157	49,175
1 year later	21,262	27,107	34,560	42,280
2 years later	21,259	26,655	34,045
3 years later	21,259	26,655
4 years later	21,259

Estimated accumulated claims expenses	21,259	26,655	34,045	42,280	49,175	173,414
Accumulated claims expenses paid	(21,259)	(26,655)	(34,045)	(40,374)	(32,822)	(155,155)

Unpaid claims expenses	—	—	—	1,906	16,353	18,259

4.2	Financial risk
The Group’s activities are exposed to a variety of financial risks. The key financial risk is that proceeds from the sale of financial assets will not be sufficient to fund the obligations arising from the Group’s insurance and investment contracts. The most important components of financial risk are market risk, credit risk and liquidity risk.
The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the financial performance of the Group. Risk management is carried out by a designated department under policies approved by management. The responsible department identifies, evaluates and manages financial risks in close cooperation with the Group’s operating units. The Group provides written principles for overall risk management, as well as written policies covering specific areas, such as managing market risk, credit risk, and liquidity risk.
The Group manages financial risk by holding an appropriately diversified investment portfolio as permitted by laws and regulations designed to reduce the risk of concentration in any one specific industry or issuer. The structure of the investment portfolio held by the Group is disclosed in Note 10.
The sensitivity analyses below are based on a change in an assumption while holding all other assumptions constant. In practice this is unlikely to occur, and changes in some of the assumptions may be correlated, such as change in interest rate and change in market price.

4.2.1	Market risk

(i)	Interest rate risk
Interest rate risk is the risk that the value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Group’s financial assets are principally composed of term deposits, debt securities and loans which are exposed to interest rate risk. Changes in the level of interest rates could have a significant impact on the Group’s overall investment return. Many of the Group’s insurance policies offer guaranteed returns to policyholders. These guarantees expose the Group to interest rate risk.
The Group manages interest rate risk through adjustments to portfolio structure and duration, and, to the extent possible, by monitoring the mean duration of its assets and liabilities.
The sensitivity analysis for interest rate risk illustrates how changes in interest income and the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates at the end of the reporting period.
As at 31 December 2019, if market interest rates were 50 basis points higher or lower with all other variables held constant, pre-tax
profit for the year would have been RMB528 million higher or lower (as at 31 December 2018: RMB145 million lower or higher ), respectively, mainly as a result of higher or lower interest income on floating rate cash and cash equivalents, term deposits, statutory deposits—restricted, debt securities and loans and the fair value losses or gains on debt securities assets at fair value through profit or loss.
Pre-tax
available-for-sale
reserve in equity would have been RMB9,854 million lower or higher (as at 31 December 2018: RMB13,749 million lower or RMB10,045 million higher), as a result of a decrease or increase in the fair value of available-for-sale
securities.

(ii)	Price risk
Price risk arises mainly from the volatility of prices of equity securities held by the Group. Prices of equity securities are determined by market forces. The Group is subject to increased price risk mainly because China’s capital markets are relatively volatile.
The Group manages price risk by holding an appropriately diversified investment portfolio as permitted by laws and regulations designed to reduce the risk of concentration in any one specific industry or issuer.
As at 31 December 2019, if the prices of all the Group’s equity securities had increased or decreased by 10% with all other variables held constant, pre-tax
profit for the year would have been RMB5,641 million (as at 31 December 2018: RMB5,073 million) higher or lower, respectively, mainly as a result of an increase or decrease in fair value of equity securities excluding available-for-sale
securities.
Pre-tax
available-for-sale
reserve in equity would have been RMB38,559 million (as at 31 December 2018: RMB24,898 million or RMB34,474 million) higher or lower, respectively, as a result of an increase or decrease in fair value of available-for-sale
equity securities. If prices decreased to the extent that the impairment criteria were met, a portion of such decrease of the available-for-sale
equity securities would reduce
pre-tax
profit through impairment.

(iii)	Currency risk
Currency risk is the volatility of fair value or future cash flows of financial instruments resulted from changes in foreign currency exchange rates. The Group’s currency risk exposure mainly arises from cash and cash equivalents, term deposits, debt investments, equity investments, interest-bearing loans and borrowings denominated in currencies other than the functional currency, such as US dollar, HK dollar, GB pound and EUR, etc.

The following table summarises primary financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2019 and 2018, expressed in RMB equivalent:

As at 31 December 2019	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	11,086	95,428	—	—	—	106,514
- Securities at fair value through profit or loss	4,549	660	871	2,166	1,292	9,538
Debt securities
- Held-to-maturity securities	218	—	—	—	—	218
- Loans	1,592	—	—	—	—	1,592
- Available-for-sale securities	7,557	—	—	—	—	7,557
- Securities at fair value through profit or loss	448	—	35	15	9	507
Term deposits	8,026	32	—	—	—	8,058
Cash and cash equivalents	1,842	444	406	20	3	2,715

Total	35,318	96,564	1,312	2,201	1,304	136,699

Financial liabilities
Interest-bearing loans and other borrowings	12,892	—	2,515	4,638	—	20,045

Total	12,892	—	2,515	4,638	—	20,045

As at 31 December 2018	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	9,994	41,379	—	—	—	51,373
- Securities at fair value through profit or loss	4,511	163	951	2,315	1,076	9,016
Debt securities
- Held-to-maturity securities	150	—	—	—	—	150
- Loans	1,766	—	—	—	—	1,766
- Available-for-sale securities	2,240	—	—	—	—	2,240
- Securities at fair value through profit or loss	627	—	19	7	4	657
Term deposits	7,502	—	—	—	—	7,502
Cash and cash equivalents	1,768	261	287	42	—	2,358

Total	28,558	41,803	1,257	2,364	1,080	75,062

Financial liabilities
Interest-bearing loans and other borrowings	13,108	—	2,385	4,657	—	20,150

Total	13,108	—	2,385	4,657	—	20,150

As at 31 December 2019, if RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant, pre-tax
profit for the year would have been RMB1,013 million (as at 31 December 2018: RMB353 million) lower or higher, respectively, mainly as a result of foreign exchange losses or gains on translation of US dollar, HK dollar, GB pound, EUR and other foreign currencies denominated financial assets and financial liabilities other than the available-for-sale
equity securities included in the table above.
Pre-tax
available-for-sale
reserve in equity would have been RMB10,423 million (as at 31 December 2018: RMB4,909 million) lower or higher, respectively, as a result of foreign exchange losses or gains on translation of the available-for-sale
equity securities at fair value. The actual exchange losses in 2019 were RMB67 million (2018: exchange losses of RMB194 million).

4.2.2	Credit risk
Credit risk is the risk that one party of a financial transaction or the issuer of a financial instrument will fail to discharge its obligation and cause another party to incur a financial loss. Because the Group’s investment portfolio is restricted to the types of investments as permitted by the China Banking and Insurance Regulatory Commission (“CBIRC”) and a significant portion of the portfolio is in government bonds, government agency bonds, corporate bonds with higher credit rating and term deposits with the state-owned commercial banks, the Group’s overall exposure to credit risk is relatively low.
Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. The Group manages credit risk through in-house
research and analysis of the Chinese economy and the underlying obligors and transaction structures. Where appropriate, the Group obtains collateral in the form of rights to cash, securities, property and equipment to lower the credit risk.
Credit risk exposure
The carrying amount of financial assets included on the consolidated statement of financial position represents the maximum credit risk exposure at the reporting date without taking account of any collateral held or other credit enhancements attached. The Group has no credit risk exposure relating to off-balance
sheet items as at 31 December 2019 and 2018.
Collateral and other credit enhancements
Securities purchased under agreements to resell are pledged by counterparties’ debt securities or term deposits of which the Group could take the ownership if the owner of the collateral defaults. Policy loans and most of premium receivables are collateralised by their policies’ cash value according to the terms and conditions of policy loan contracts and policy contracts, respectively.
Credit quality
The Group’s debt securities investment mainly includes government bonds, government agency bonds, corporate bonds and subordinated bonds or debts, and most of the debt securities are guaranteed by either the Chinese government or Chinese government controlled financial institutions. As at 31 December 2019, 99.8% (as at 31 December 2018: 99.9%) of the corporate bonds held by the Group or the issuers of these corporate bonds had credit ratings of
AA/A-2
or above. As at 31 December 2019, 100% (as at 31 December 2018: 99.9%) of the subordinated bonds or debts held by the Group either had credit ratings of
AA/A-2
or above, or were issued by national commercial banks. The bonds, debts or their issuers’ credit ratings are assigned by a qualified appraisal institution in the PRC and updated at each reporting date.
As at 31 December 2019, 99.7% (as at 31 December 2018: 99.9%) of the Group’s bank deposits are with the four largest state-owned commercial banks, other national commercial banks and China Securities Depository and Clearing Corporation Limited (“CSDCC”) in the PRC. The Group believes these commercial banks, and CSDCC have a high credit quality. The Group’s most other loans excluding policyholder loans, are guaranteed by third parties or with pledge, or have the fiscal annual budget income as the source of repayment, or have higher credit rating borrowers. As a result, the Group concludes that the credit risk associated with term deposits and accrued investment income thereof, statutory deposits—restricted, other loans, and cash and cash equivalents has not caused a material impact on the Group’s consolidated financial statements as at 31 December 2019 and 2018.
The credit risk associated with securities purchased under agreements to resell, policy loans and most of premium receivables has not caused a material impact on the Group’s consolidated financial statements taking into consideration their sufficient collateral held and maturity terms of no more than one year as at 31 December 2019 and 2018.

4.2.3	Liquidity risk
Liquidity risk is the risk that the Group is unable to obtain funds at a reasonable funding cost when required to meet a repayment obligation and fund its asset portfolio within a certain time.
In the normal course of business, the Group attempts to match the maturity of financial assets to the maturity of insurance and financial liabilities.
The following tables set forth the contractual and expected undiscounted cash flows for financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2019	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets
Contractual cash inflows
Equity securities	605,996	605,996	—	—	—	—
Debt securities	1,523,748	—	107,632	319,656	250,805	1,701,886
Loans	608,920	—	232,715	174,260	117,001	191,290
Term deposits	535,260	—	119,827	184,707	294,477	8,087
Statutory deposits - restricted	6,333	—	479	2,315	4,594	—
Securities purchased under agreements to resell	4,467	—	4,467	—	—	—
Accrued investment income	41,703	—	40,710	561	432	—
Premiums receivable	17,281	—	17,281	—	—	—
Cash and cash equivalents	53,306	—	53,306	—	—	—

Subtotal	3,397,014	605,996	576,417	681,499	667,309	1,901,263

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	2,552,736	—	179,925	209,603	(35,264)	(5,015,173)
Investment contracts	267,804	—	(24,020)	(29,900)	23,462	(606,662)
Contractual cash outflows
Securities sold under agreements to repurchase	118,088	—	(118,088)	—	—	—
Financial liabilities at fair value through profit or loss	3,859	(3,859)	—	—	—	—
Annuity and other insurance balances payable	51,019	—	(51,019)	—	—	—
Interest-bearing loans and other borrowings	20,045	—	(4,776)	(1,572)	(16,111)	—
Bonds payable	34,990	—	(332)	(2,996)	(37,996)	—
Lease liabilities	3,091	—	(1,331)	(1,491)	(440)	(74)

Subtotal	3,051,632	(3,859)	(19,641)	173,644	(66,349)	(5,621,909)

Net cash inflow/(outflow)	345,382	602,137	556,776	855,143	600,960	(3,720,646)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2018	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets
Contractual cash inflows
Equity securities	422,780	422,780	—	—	—	—
Debt securities	1,391,310	—	80,801	290,449	298,644	1,417,910
Loans	450,251	—	182,978	101,149	88,718	172,050
Term deposits	559,341	—	172,525	145,634	237,508	77,961
Statutory deposits - restricted	6,333	—	782	739	6,005	—
Securities purchased under agreements to resell	9,905	—	9,905	—	—	—
Accrued investment income	48,402	—	47,834	540	28	—
Premiums receivable	15,648	—	15,648	—	—	—
Cash and cash equivalents	50,809	—	50,809	—	—	—

Subtotal	2,954,779	422,780	561,282	538,511	630,903	1,667,921

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	2,216,031	—	197,289	222,170	(13,489)	(4,391,739)
Investment contracts	255,434	—	(13,098)	(10,293)	(11,422)	(629,318)
Contractual cash outflows
Securities sold under agreements to repurchase	192,141	—	(192,141)	—	—	—
Financial liabilities at fair value through profit or loss	2,680	(2,680)	—	—	—	—
Annuity and other insurance balances payable	49,465	—	(49,465)	—	—	—
Interest-bearing loans and other borrowings	20,150	—	(16,977)	(3,798)	—	—

Subtotal	2,735,901	(2,680)	(74,392)	208,079	(24,911)	(5,021,057)

Net cash inflow/(outflow)	218,878	420,100	486,890	746,590	605,992	(3,353,136)

The amounts set forth in the tables above for insurance and investment contracts in each column are the undiscounted cash flows representing expected future benefit payments taking into consideration of future premiums payments or deposits from policyholders. The excess cash inflows from matured financial assets will be reinvested to cover any future liquidity exposures. The estimate is subject to assumptions related to mortality, morbidity, the lapse rate, the loss ratio of short-term insurance contracts, expense and other assumptions. Actual experience may differ from estimates.

The liquidity analysis above does not include policyholder dividends payable of RMB112,593 million as at 31 December 2019 (as at 31 December 2018: RMB85,071 million). As at 31 December 2019, declared dividends of RMB77,512 million (as at 31 December 2018: RMB74,932 million) included in policyholder dividends payable have a maturity not later than one year. For the remaining policyholder dividends payable, the amount and timing of the undiscounted cash flows are indeterminate due to the uncertainty of future experiences including investment returns and are subject to future declarations by the Group.
Although all investment contracts with DPF and investment contracts without DPF contain contractual options to surrender that can be exercised immediately by all policyholders at any time, the Group’s expected cash flows as shown in the above tables are based on past experience and future expectations. Should these contracts be surrendered immediately, it would cause a cash outflow of RMB61,178 million and RMB204,037 million, respectively for the year ended 31 December 2019 (2018: RMB58,669 million and RMB194,290 million, respectively), payable within one year.

4.2.4	Capital management
The Group’s objectives for managing capital are to comply with the insurance capital requirements based on the minimum capital and actual capital required by the CBIRC, prevent risk in operation and safeguard the Group’s ability to continue as a going concern so that it can continue to provide returns for equity holders and benefits for other stakeholders. The Group replenishes capital to improve the solvency ratio by issuing Core Tier 2 Capital Securities and bonds for capital replenishment according to the relevant laws and the approval of the relevant authorities.
The Group is also subject to other local capital requirements, such as statutory deposits - restricted requirement, statutory insurance fund requirement, statutory reserve fund requirement and general reserve requirement discussed in detail in Note 10.4, Note 21 and Note 37, respectively.
The Group manages capital to ensure its continuous and full compliance with the regulations mainly through monitoring its quarterly solvency ratios, as well as the solvency ratio based on annual stress testing.
The table below summarises the core and comprehensive solvency ratio, core capital, actual capital and minimum capital of the Company under
Insurance Institution Solvency Regulations (No.1 - No.17)
:

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Core capital	952,030	761,353
Actual capital	987,067	761,367
Minimum capital	356,953	303,872
Core solvency ratio	267%	251%
Comprehensive solvency ratio	277%	251%
According to the solvency ratios results mentioned above, and the unquantifiable evaluation results of operational risk, strategic risk, reputational risk and liquidity risk of insurance companies, the CBIRC evaluates the comprehensive solvency of insurance companies and supervises insurance companies by classifying them into four categories:

(i)	Category A: solvency ratios meet the requirements, and the operational risk, strategic risk, reputational risk and liquidity risk are very low;

(ii)	Category B: solvency ratios meet the requirements, and the operational risk, strategic risk, reputational risk and liquidity risk are low;

(iii)	Category C: solvency ratios do not meet the requirements or solvency ratios meet the requirements but one or several risks in operation, strategy, reputation and liquidity are high;

(iv)	Category D: solvency ratios do not meet the requirements or solvency ratios meet the requirements but one or several risks in operation, strategy, reputation and liquidity are severe.
According to the Supervision Information System of the China Risk Oriented Solvency System, the latest Integrated Risk Rating result of the Company was Category A.
4.3	Disclosures about interest in unconsolidated structured entities
The Group’s interest in unconsolidated structured entities are recorded as securities at fair value through profit or loss, available-for-sale
securities and loans. These structured entities typically raise funds by issuing securities or other beneficiary certificates. The purpose of these structured entities is primarily to generate management service fees, or provide finance to public and private infrastructure construction. Refer to Note 3.5 for the Group’s consolidation judgements related to structured entities.
These structured entities that the Group has interest in are guaranteed by third parties with higher credit ratings, or by pledging, or by having the fiscal budget income as the source of repayment, or by borrowers with higher credit ratings.
The Group did not guarantee or provide any financing support for the structured entities that the Group had interest in or sponsored.

(i)	The unconsolidated structured entities that the Group has interest in
The Group believes that the maximum exposure approximates the carrying amount of interest in these unconsolidated structured entities. The size of unconsolidated structured entities as well as the Group’s carrying amount of the assets recognised in the financial statements relating to its interest in unconsolidated structured entities and the Group’s maximum exposure are shown below:

	Unconsolidated structured entities
As at 31 December 2019	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	185,158	6,497	6,497	Investment income and service fee
Funds managed by third parties	Note 1	106,205	106,205	Investment income
Trust schemes managed by affiliated entities	6,400	3,588	3,588	Investment income and service fee
Trust schemes managed by third parties	Note 1	71,707	71,707	Investment income
Debt investment schemes managed by affiliated entities	34,025	14,832	14,832	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	37,112	37,112	Investment income
Others managed by affiliated entities Note 2	452,814	10,827	10,827	Investment income and service fee
Others managed by third parties Note 2	Note 1	98,003	98,003	Investment income

	Unconsolidated structured entities
As at 31 December 2018	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	120,797	629	629	Investment income and service fee
Funds managed by third parties	Note 1	104,678	104,678	Investment income
Trust schemes managed by affiliated entities	3,800	2,680	2,680	Investment income and service fee
Trust schemes managed by third parties	Note 1	89,769	89,769	Investment income
Debt investment schemes managed by affiliated entities	59,456	32,029	32,029	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	33,330	33,330	Investment income
Others managed by affiliated entities Note 2	422,006	9,502	9,502	Investment income and service fee
Others managed by third parties Note 2	Note 1	110,035	110,035	Investment income

Note 1:
Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.

Note 2:	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.

(ii)	The unconsolidated structured entities that the Group has sponsored but does not have interest in
As at 31 December 2019, the size of the unconsolidated structured entities that the Group sponsored but had no interest was RMB600,223 million (as at 31 December 2018: RMB400,419 million), which were mainly funds, special asset management schemes, pension security products and pension products, etc., sponsored by the Group to generate management service fee income. In 2019, the management service fee from these structured entities was RMB1,749 million (2018: RMB1,338 million), which was recorded as other income. The Group did not transfer assets to these structured entities.
4.4	Fair value hierarchy
Level 1 fair value is based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can obtain at the measurement date.
Other than Level 1 quoted prices, Level 2 fair value is based on valuation techniques using significant inputs, that are observable for the asset being measured, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Observable inputs generally used to measure the fair value of securities classified as Level 2 include quoted market prices for similar assets in active markets; quoted market prices in markets that are not active for identical or similar assets and other market observable inputs. This level includes the debt securities for which quotations are available from pricing services providers. Fair values provided by pricing services providers are subject to a number of validation procedures by management. These procedures include a review of the valuation models utilised and the results of these models, as well as the recalculation of prices obtained from pricing services at the end of each reporting period.
Under certain conditions, the Group may not receive a price quote from independent third-party pricing services. In this instance, the Group’s valuation team may choose to apply an internally developed valuation method to the assets or liabilities being measured, determine the main inputs for valuation, and analyse the change of the valuation and report it to management. Key inputs involved in internal valuation services are not based on observable market data. They reflect assumptions made by management based on judgements and experiences. The assets or liabilities valued by this method are generally classified as Level 3.
As at 31 December 2019, assets classified as Level 1 accounted for approximately 35.11% of assets measured at fair value on a recurring basis. Fair value measurements classified as Level 1 include certain debt securities, equity securities that are traded in an active exchange market or interbank market and open-ended funds with public market price quotation. The Group considers a combination of certain factors to determine whether a market for a financial instrument is active, including the occurrence of trades within the specific period, the respective trading volume, and the degree which the implied yields for a debt security for observed transactions differs from the Group’s understanding of the current relevant market rates and information. Trading prices from the Chinese interbank market are determined by both trading counterparties and can be observed publicly. The Company adopted this price of the debt securities traded on the Chinese interbank market at the reporting date as their fair market value and classified the investments as Level 1. Open-ended funds also have active markets. Fund management companies publish the net asset value of these funds on their websites on each trade date. Investors subscribe for and redeem units of these funds in accordance with the funds’ net asset value published by the fund management companies on each trade date. The Company adopted the unadjusted net asset value of the funds at the reporting date as their fair market value and classified the investments as Level 1.
As at 31 December 2019, assets classified as Level 2 accounted for approximately 44.98% of assets measured at fair value on a recurring basis. They primarily include certain debt securities and equity securities. Valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyse and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities. Debt securities are classified as Level 2 when they are valued at recent quoted prices from the Chinese interbank market or from valuation service providers.
At 31 December 2019, assets classified as Level 3 accounted for approximately 19.91% of assets measured at fair value on a recurring basis. They primarily include unlisted equity securities and unlisted debt securities. Fair values are determined using valuation techniques, including discounted cash flow valuations, the comparable companies approach, etc. The determination of Level 3 is primarily based on the significance of certain unobservable inputs.
For the accounting policies regarding the determination of fair values of financial assets and liabilities, see Note 3.2.

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2019:

	Fair value measurement using
	Quoted prices in active markets Level 1 RMB million	Significant observable inputs Level 2 RMB million	Significant unobservable inputs Level 3 RMB million	Total RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	102,349	—	—	102,349
Common stocks	214,206	22,117	—	236,323
Preferred stocks	—	—	58,314	58,314
Wealth management products	—	32,640	—	32,640
Others	—	28,319	70,585	98,904
- Debt securities
Government bonds	2,620	21,138	—	23,758
Government agency bonds	24,305	146,884	—	171,189
Corporate bonds	5,360	143,095	—	148,455
Subordinated bonds/debts	1,069	52,853	—	53,922
Others	—	6,817	105,650	112,467
Securities at fair value through profit or loss
- Equity securities
Funds	16,023	78	—	16,101
Common stocks	40,070	211	—	40,281
Others	—	20	—	20
- Debt securities
Government bonds	33	8	—	41
Government agency bonds	362	6,497	—	6,859
Corporate bonds	7,999	69,200	16	77,215
Others	—	1,091	—	1,091
Derivative financial assets	—	—	428	428

Total	414,396	530,968	234,993	1,180,357

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,859)	—	—	(3,859)
Investment contracts at fair value through profit or loss	(10)	—	—	(10)

Total	(3,869)	—	—	(3,869)

The following table presents the changes in Level 3 assets and liabilities for the year ended 31 December 2019:

	Available-for-sale securities		Securities at fair value through profit or loss	Derivative financial assets	Total assets	Derivative financial liabilities	Total liabilities
	Debt securities RMB million	Equity securities RMB million	Debt securities RMB million	RMB million	RMB million	RMB million	RMB million
Opening balance	79,248	100,000	—	—	179,248	(1,877)	(1,877)
Purchases	35,453	46,561	—	—	82,014	—	—
Transferred into Level 3	—	—	16	—	16	—	—
Transferred out of Level 3	—	(15,866)	—	—	(15,866)	—	—
Total gains/(losses) recorded in profit or loss	—	—	—	428	428	404	404
Total gains/(losses) recorded in other comprehensive income	221	3,205	—	—	3,426	—	—
Disposals	(200)	(4,000)	—	—	(4,200)	1,473	1,473
Maturity	(9,072)	(1,001)	—	—	(10,073)	—	—

Closing balance	105,650	128,899	16	428	234,993	—	—

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2018:

	Fair value measurement using
	Quoted prices in active markets Level 1 RMB million	Significant observable inputs Level 2 RMB million	Significant unobservable inputs Level 3 RMB million	Total RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	92,260	44	—	92,304
Common stocks	113,750	15,871	13,848	143,469
Preferred stocks	—	—	32,707	32,707
Wealth management products	—	31,348	—	31,348
Others	34	—	53,445	53,479
- Debt securities
Government bonds	2,587	25,853	—	28,440
Government agency bonds	53,433	126,840	—	180,273
Corporate bonds	10,206	175,514	—	185,720
Subordinated bonds/debts	—	21,314	200	21,514
Others	—	1,595	79,048	80,643
Securities at fair value through profit or loss
- Equity securities
Funds	13,891	76	—	13,967
Common stocks	34,392	849	—	35,241
Wealth management products	—	1,506	—	1,506
- Debt securities
Government bonds	82	36	—	118
Government agency bonds	1,556	5,204	—	6,760
Corporate bonds	7,052	72,722	—	79,774
Others	—	1,351	—	1,351

Total	329,243	480,123	179,248	988,614

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(2,680)	—	—	(2,680)
Investment contracts at fair value through profit or loss	(9)	—	—	(9)
Derivative financial liabilities	—	—	(1,877)	(1,877)

Total	(2,689)	—	(1,877)	(4,566)

The following table presents the changes in Level 3 assets and liabilities for the year ended 31 December 2018:

	Available-for-sale securities		Securities at fair value through profit or loss	Total assets	Derivative financial liabilities	Total liabilities
	Debt securities RMB million	Equity securities RMB million	Equity securities RMB million	RMB million	RMB million	RMB million
Opening balance	57,333	89,111	655	147,099	—	—
Purchases	19,755	7,891	—	27,646	—	—
Transferred into Level 3	—	180	—	180	—	—
Transferred out of Level 3	—	(467)	(655)	(1,122)	—	—
Total gains/(losses) recorded in profit or loss	—	—	—	—	(1,877)	(1,877)
Total gains/(losses) recorded in other comprehensive income	3,024	3,446	—	6,470	—	—
Disposals	—	(161)	—	(161)	—	—
Maturity	(864)	—	—	(864)	—	—

Closing balance	79,248	100,000	—	179,248	(1,877)	(1,877)

The assets and liabilities whose fair value measurements are classified under Level 3 above do not have material impact on the profit or loss of the Group.
For the assets and liabilities measured at fair value on a recurring basis, during the year ended 31 December 2019, RMB13,307 million (2018: RMB11,215 million) debt securities were transferred from Level 1 to Level 2 within the fair value hierarchy, whereas RMB9,716 million (2018: RMB16,119 million) debt securities were transferred from Level 2 to Level 1. No material equity securities were transferred from Level 1 to Level 2 (2018: RMB3,491 million were transferred from Level 1 to Level 2), whereas RMB853 million equity securities were transferred from Level 2 to Level 1 (2018: no material transfer).
For the years ended 31 December 2019 and 2018, there were no significant changes in the business or economic circumstances that affected the fair value of the Group’s financial assets and liabilities. There were also no reclassifications of financial assets.
As at 31 December 2019 and 2018, significant unobservable inputs such as discount rate and discounts for lack of marketability were used in the valuation of primarily assets and liabilities at fair value classified as Level 3. The fair value was not significantly sensitive to reasonable changes in these significant unobservable inputs.
The table below presents information about the significant unobservable inputs used for primary assets and liabilities at fair value classified as Level 3 as at 31 December 2019 and 31 December 2018:

	Fair value	Valuation techniques	Significant unobservable inputs	Range	Relationships between fair value and unobservable inputs
Equity securities	31 December 2019: 26,265 31 December 2018: 34,388	Comparable companies approach	Discounts for lack of marketability	31 December 2019: 11%-35% 31 December 2018: 5%-25%	The fair value is inversely related to the discounts for lack of marketability
	31 December 2019: 28,346 31 December 2018: 23,976	Net asset value method	N/A	N/A	N/A
	31 December 2019: 72,477 31 December 2018: 37,847	Discounted cash flow method	Discount rate	31 December 2019: 3.80%-6.38% 31 December 2018: 3.80%-7.50%	The fair value is inversely related to discount rate
Debt securities	31 December 2019: 105,666 31 December 2018: 79,248	Discounted cash flow method	Discount rate	31 December 2019: 3.02%-6.22% 31 December 2018: 4.00%-6.60%	The fair value is inversely related to discount rate
Derivative financial instruments	31 December 2019: 428 31 December 2018: (1,877)	Comparable companies approach	Discounts for lack of marketability	31 December 2019: 15% 31 December 2018: 11%	The fair value is inversely related to the discounts for lack of marketability